Financial Instruments Risk - Gross Contractual Obligations (Details) - Liquidity risk $ in Thousands	Mar. 31, 2025 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 221,377
≤1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	103,078
Over 1 year - 3 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	62,426
Over 3 years - 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	9,315
> 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	46,558
Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	73,605
Accounts payable and accrued liabilities | ≤1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	73,605
Accounts payable and accrued liabilities | Over 1 year - 3 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
Accounts payable and accrued liabilities | Over 3 years - 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
Accounts payable and accrued liabilities | > 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	85,603
Lease liabilities | ≤1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	7,960
Lease liabilities | Over 1 year - 3 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	21,770
Lease liabilities | Over 3 years - 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	9,315
Lease liabilities | > 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	46,558
Loans and borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	62,169
Loans and borrowings | ≤1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	21,513
Loans and borrowings | Over 1 year - 3 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	40,656
Loans and borrowings | Over 3 years - 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
Loans and borrowings | > 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 0